UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-22216

              GAMCO Natural Resources, Gold & Income Trust

(Exact name of registrant as specified in charter)

One Corporate Center

                             Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                             Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

GAMCO Natural Resources, Gold & Income Trust

Semiannual Report — June 30, 2015

(Y)our Portfolio Management Team

To Our Shareholders,

For the six months ended June 30, 2015, the net asset value (“NAV”) total return of the GAMCO Natural Resources, Gold & Income Trust (the “Fund”) was 2.3%, compared with total returns of 3.7% and (8.2)% for the Chicago Board Options Exchange (“CBOE”) Standard & Poor’s (“S&P”) 500 Buy/Write Index and the Philadelphia Gold & Silver (“XAU”) Index, respectively. The total return for the Fund’s publicly traded shares was (0.3)%. The Fund’s NAV per share was $8.54, while the price of the publicly traded shares closed at $7.65 on the New York Stock Exchange (“NYSE”). See below for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2015.

Comparative Results

Average Annual Returns through June 30, 2015 (a) (Unaudited)
	Year to Date	1 Year	3 Year	Since Inception (01/27/11)
GAMCO Natural Resources, Gold & Income Trust
NAV Total Return (b)	2.31%	(19.24)%	(4.78)%	(7.38)%
Investment Total Return (c)	(0.30)	(26.15)	(9.75)	(10.39)
CBOE S&P 500 Buy/Write Index	3.67	3.64	7.59	7.30	(d)
XAU Index	(8.20)	(37.40)	(26.27)	(22.97	)(d)
Dow Jones U.S. Basic Materials Index	(1.37)	(5.91)	10.06	3.40	(d)
S&P Global Agribusiness Equity Index	1.71	1.98	10.78	4.80
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The CBOE S&P 500 Buy/Write Index is an unmanaged benchmark index designed to reflect the return on a portfolio that consists of a long position in the stocks in the S&P 500 Index and a short position in a S&P 500 (SPX) call option. The XAU Index is an unmanaged indicator of stock market performance of large North American gold and silver companies. The Dow Jones U.S. Basic Materials Index measures the performance of the basic materials sector of the U.S. equity market. The S&P Global Agribusiness Equity Index is designed to provide exposure to twenty-four of the largest publicly traded agribusiness companies, comprised of a mix of Producers, Distributors & Processors, and Equipment & Materials Suppliers companies. Dividends are considered reinvested. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)	Total returns and average returns reflect changes in closing market values on the NYSE and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.
(d)	From January 31, 2011, the date closest to the Fund’s inception for which data is available.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments as of June 30, 2015:

GAMCO Natural Resources, Gold & Income Trust

Long Positions

Metals and Mining	59.1%
Energy and Energy Services	26.7%
Specialty Chemicals	7.5%
Agriculture	3.2%
Food and Beverage	1.1%
U.S. Government Obligations	0.8%
Materials	0.7%
Health Care	0.6%
Services	0.3%

100.0%

Short Positions

Call Options Written	(2.6)%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Shareholder Meeting – May 11, 2015 – Final Results

The Fund’s Annual Meeting of Shareholders was held on May 11, 2015 at the Greenwich Library in Greenwich, Connecticut. At that meeting, the shareholders elected Anthony J. Colavita, Frank J. Fahrenkopf, Jr., William F. Heitmann, and Salvatore J. Zizza as Trustees of the Fund. A total of 15,100,764 votes, 15,067,394 votes, 15,185,151 votes, and 15,108,948 votes were cast in favor of these Trustees and a total of 883,399 votes, 916,769 votes, 799,012 votes, and 875,215 votes were withheld for these Trustees, respectively.

James P. Conn, Vincent D. Enright, Michael J. Melarkey, Kuni Nakamura, and Anthonie C. van Ekris continue to serve in their capacities as Trustees of the Fund.

We thank you for your participation and appreciate your continued support.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments — June 30, 2015 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 99.0%
	Agriculture — 3.2%
20,000	Bunge Ltd.(a)	$1,646,306	$1,756,000
25,000	Monsanto Co.	2,901,123	2,664,750
18,000	Syngenta AG, ADR	1,554,996	1,468,980

		6,102,425	5,889,730

	Energy and Energy Services — 26.7%
64,700	Anadarko Petroleum Corp.(a)	6,965,401	5,050,482
26,000	Apache Corp.(a)	2,666,789	1,498,380
4,500	Baker Hughes Inc.	329,670	277,650
91,500	Cabot Oil & Gas Corp.(a)	3,508,513	2,885,910
32,500	Cameron International Corp.†(a)	2,252,781	1,702,026
37,500	Carrizo Oil & Gas Inc.†(a)	2,344,810	1,846,500
2,458	Centrus Energy Corp., Cl. A†	3,006,558	10,152
20,000	Cheniere Energy Inc.†	1,515,736	1,385,200
135,000	Cobalt International Energy Inc.†(a)	3,315,058	1,310,850
16,000	Concho Resources Inc.†	1,910,560	1,821,760
30,000	CONSOL Energy Inc.	906,600	652,200
34,000	CVR Refining LP	870,005	622,200
90,000	Denbury Resources Inc.	1,020,900	572,400
51,800	Devon Energy Corp.(a)	3,680,983	3,081,582
7,500	Diamondback Energy Inc.†	629,359	565,350
115,000	Encana Corp.	2,471,150	1,267,300
13,600	FMC Technologies Inc.†	642,439	564,264
118,590	Glencore plc	890,103	475,709
20,000	Halliburton Co.	937,400	861,400
10,000	Hess Corp.	960,600	668,800
5,800	Laredo Petroleum Inc.†	157,828	72,964
65,500	Marathon Oil Corp.(a)	2,360,597	1,738,370
43,200	Marathon Petroleum Corp.(a)	1,923,495	2,259,792
110,000	Nabors Industries Ltd.	2,821,952	1,587,300
7,500	Newfield Exploration Co.†	287,025	270,900
39,000	Noble Energy Inc.	1,935,480	1,664,520
65,000	Patterson-UTI Energy Inc.	2,218,750	1,222,975
27,400	Penn Virginia Corp.†	414,288	120,012
1,800	Pioneer Natural Resources Co.	313,837	249,642
26,000	Schlumberger Ltd.	2,392,620	2,240,940
52,000	SM Energy Co.(a)	3,446,297	2,398,240
14,000	Southwestern Energy Co.†	471,240	318,220
14,000	SPDR S&P Oil & Gas Exploration & Production ETF	809,052	653,240
70,000	Suncor Energy Inc.(a)	2,490,172	1,926,400
34,000	Superior Energy Services Inc.	1,126,236	715,360
10,000	The Williams Companies Inc.	572,700	573,900
17,500	Total SA, ADR	1,140,475	860,475
65,000	Tullow Oil plc	1,454,029	346,938
8,000	Valero Energy Corp.	473,054	500,800
100,000	Weatherford International plc†(a)	2,165,152	1,227,000
19,300	Whiting Petroleum Corp.†	1,623,304	648,480

		71,422,998	48,716,583

Shares		Cost	Market Value
	Food and Beverage — 1.1%
48,000	Tyson Foods Inc., Cl. A	$1,879,262	$2,046,240

	Health Care — 0.6%
22,500	Zoetis Inc.	1,021,546	1,084,950

	Materials — 0.7%
10,000	Air Liquide SA	1,284,438	1,264,800

	Metals and Mining — 58.9%
342,500	Agnico Eagle Mines Ltd.(a)	12,440,368	9,716,725
92,000	Alamos Gold Inc.	798,171	520,720
300,000	Alderon Iron Ore Corp.†	1,222,321	62,450
293,000	AngloGold Ashanti Ltd., ADR†(a)	7,981,188	2,622,350
135,000	Antofagasta plc	2,965,230	1,462,549
87,000	ArcelorMittal(a)	2,326,936	845,640
860,000	AuRico Gold Inc.	4,107,485	2,442,400
862,500	B2Gold Corp.†	2,496,907	1,319,625
503,700	Barrick Gold Corp.(a)	13,589,111	5,369,442
35,000	BHP Billiton Ltd., ADR	2,729,461	1,424,850
439,000	Centerra Gold Inc.	2,375,266	2,495,516
284,500	Detour Gold Corp.†	2,849,207	3,273,231
905,000	Eldorado Gold Corp., New York	8,865,849	3,746,700
203,000	Franco-Nevada Corp.(a)	10,207,437	9,672,950
65,000	Freeport-McMoRan Inc.(a)	3,069,660	1,210,300
501,128	Fresnillo plc	6,918,695	5,464,503
640,000	Goldcorp Inc.(a)	19,453,547	10,368,000
456,456	Hochschild Mining plc†	2,176,108	683,135
10,000	Labrador Iron Ore Royalty Corp.	182,294	114,171
1,272	Lonmin plc†	2,882	2,237
51,400	Lundin Mining Corp.†	386,032	211,114
180,000	MAG Silver Corp.†	1,694,657	1,410,889
186,300	Newmont Mining Corp.(a)	8,411,601	4,351,968
600,000	Perseus Mining Ltd.†	1,878,228	199,060
206,820	Primero Mining Corp.†	1,349,922	804,530
210,000	Randgold Resources Ltd., ADR(a)	19,989,133	14,059,500
41,700	Rio Tinto plc, ADR(a)	2,369,538	1,718,457
750,000	Romarco Minerals Inc.†	846,418	255,204
139,000	Royal Gold Inc.(a)	10,803,090	8,561,010
1,772,727	Saracen Mineral Holdings Ltd.†	842,258	588,132
125,000	Sibanye Gold Ltd., ADR	1,236,038	806,250
200,000	Silver Wheaton Corp.	4,413,885	3,468,000
14,000	South32 Ltd., ADR†	118,514	93,940
210,000	Tahoe Resources Inc.(a)	4,445,152	2,547,300
67,000	Tahoe Resources Inc.	934,767	812,154
10,000	Teck Resources Ltd., Cl. B	549,944	99,100
747,000	Torex Gold Resources Inc.†	786,554	675,829
50,000	Vedanta Resources plc	1,901,612	408,522
32,000	Yamana Gold Inc.	141,979	96,333
1,140,000	Yamana Gold Inc., Toronto(a)	13,568,006	3,420,000

		183,425,451	107,404,786

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — June 30, 2015 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Services — 0.3%
40,000	Noble Corp. plc(a)	$940,377	$615,600

	Specialty Chemicals — 7.5%
10,000	Agrium Inc.(a)	1,034,200	1,059,500
20,010	Albemarle Corp.(a)	1,180,602	1,105,953
17,500	CF Industries Holdings Inc.	1,024,389	1,124,900
15,000	E. I. du Pont de Nemours and Co.	1,060,826	959,250
45,000	FMC Corp.(a)	3,509,400	2,364,750
30,000	Intrepid Potash Inc.†(a)	1,114,704	358,200
81,200	Potash Corp. of Saskatchewan Inc.(a)	2,800,311	2,514,764
8,000	Praxair Inc.	964,080	956,400
10,000	The Dow Chemical Co.	513,200	511,700
57,500	The Mosaic Co.(a)	3,297,427	2,693,875

		16,499,139	13,649,292

	TOTAL COMMON STOCKS	282,575,636	180,671,981

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.2%
	Metals and Mining — 0.2%
$ 400,000	B2Gold Corp.
	3.250%, 10/01/18	350,336	358,750

	U.S. GOVERNMENT OBLIGATIONS — 0.8%
1,500,000	U.S. Treasury Bills,
	0.095%††, 10/29/15(b)	1,499,525	1,499,963

TOTAL INVESTMENTS — 100.0%		$284,425,497	182,530,694

CALL OPTIONS WRITTEN
(Premiums received $11,259,838)			(4,753,116)

Other Assets and Liabilities (Net)			1,989,556

NET ASSETS — COMMON STOCK
(21,050,861 common shares outstanding)			$179,767,134

NET ASSET VALUE PER COMMON SHARE
($179,767,134 ÷ 21,050,861 shares outstanding)			$8.54

Number of Contracts		Expiration Date/ Exercise Price	Market Value
	OPTIONS CONTRACTS WRITTEN (c) — (2.6)%
	Call Options Written — (2.6)%
900	Agnico Eagle Mines Ltd.	Aug. 15/37	$7,200
200	Agnico Eagle Mines Ltd.	Aug. 15/38	1,100

Number of Contracts		Expiration Date/ Exercise Price	Market Value
635	Agnico Eagle Mines Ltd.	Oct. 15/37	$24,854
400	Agnico Eagle Mines Ltd.	Nov. 15/31	75,000
350	Agnico Eagle Mines Ltd.	Nov. 15/34	36,750
320	Agnico Eagle Mines Ltd.	Nov. 15/35	27,680
320	Agnico Eagle Mines Ltd.	Jan. 16/31	74,720
300	Agnico Eagle Mines Ltd.	Jan. 16/35	39,600
100	Agrium Inc.	Oct. 15/105	56,000
100	Air Liquide SA(d)	Dec. 15/110	119,880
200	Alamos Gold Inc.(e)	Jul. 15/9	320
620	Alamos Gold Inc.	Dec. 15/7.50	10,850
200	Albemarle Corp.	Dec. 15/60	37,500
355	Anadarko Petroleum Corp.	Aug. 15/90	12,070
172	Anadarko Petroleum Corp.	Nov. 15/90	25,628
1,000	AngloGold Ashanti Ltd., ADR	Jul. 15/15	2,500
1,000	AngloGold Ashanti Ltd., ADR	Oct. 15/13	10,000
465	AngloGold Ashanti Ltd., ADR	Jan. 16/12	18,600
465	AngloGold Ashanti Ltd., ADR	Jan. 16/13	12,788
33	Antofagasta plc(f)	Oct. 15/780	9,074
85	Apache Corp.	Jul. 15/70	128
90	Apache Corp.	Jul. 15/75	135
85	Apache Corp.	Oct. 15/75	1,360
215	ArcelorMittal	Sep. 15/10	11,825
215	ArcelorMittal	Sep. 15/11	5,805
440	ArcelorMittal	Dec. 15/11	21,120
1,500	AuRico Gold Inc.	Jul. 15/4.50	15
2,150	AuRico Gold Inc.	Aug. 15/4.50	22
4,450	AuRico Gold Inc.	Sep. 15/50	33,375
1,150	Barrick Gold Corp.	Jul. 15/14	1,150
1,000	Barrick Gold Corp.	Sep. 15/15	4,000
852	Barrick Gold Corp.	Oct. 15/14	10,224
950	Barrick Gold Corp.	Oct. 15/15	6,650
75	BHP Billiton Ltd., ADR	Aug. 15/50	2,663
100	BHP Billiton Ltd., ADR	Aug. 15/52.50	4,550
75	BHP Billiton Ltd., ADR	Nov. 15/52.50	6,900
100	BHP Billiton Ltd., ADR	Nov. 15/55	7,600
100	Bunge Ltd.	Jul. 15/82.50	56,000
100	Bunge Ltd.	Jul. 15/87.50	16,900
345	Cabot Oil & Gas Corp.	Jul. 15/30	61,238
190	Cabot Oil & Gas Corp.	Jul. 15/35	475
185	Cabot Oil & Gas Corp.	Sep. 15/35	7,237
195	Cabot Oil & Gas Corp.	Oct. 15/30	53,625
150	Cameron International Corp.	Aug. 15/52.50	40,118
175	Cameron International Corp.	Nov. 15/55	49,875
100	Carrizo Oil & Gas Inc.	Jul. 15/45	47,000
75	Carrizo Oil & Gas Inc.	Oct. 15/47.50	41,025
200	Carrizo Oil & Gas Inc.	Oct. 15/57.50	27,000
1,688	Centerra Gold Inc.(e)	Oct. 15/7	108,118
265	Centerra Gold Inc.(e)	Oct. 15/8	9,548
2,437	Centerra Gold Inc.(e)	Jan. 16/8	146,337
35	CF Industries Holdings Inc.	Aug. 15/56	16,538

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — June 30, 2015 (Unaudited)

Number of Contracts		Expiration Date/ Exercise Price	Market Value
	OPTIONS CONTRACTS WRITTEN (c) (Continued)
	Call Options Written (Continued)
200	Cheniere Energy Inc.	Sep. 15/75	$42,800
350	Cobalt International Energy Inc.	Jul. 15/10	10,500
500	Cobalt International Energy Inc.	Sep. 15/11	17,580
500	Cobalt International Energy Inc.	Oct. 15/12	13,750
80	Concho Resources Inc.	Sep. 15/130	14,000
80	Concho Resources Inc.	Dec. 15/130	34,400
300	CONSOL Energy Inc.	Oct. 15/32	3,000
200	CVR Refining LP	Sep. 15/24	114
200	Denbury Resources Inc.	Sep. 15/7	5,000
200	Denbury Resources Inc.	Sep. 15/9	1,000
500	Denbury Resources Inc.	Dec. 15/7	25,500
600	Detour Gold Corp.(e)	Jul. 15/11	162,130
900	Detour Gold Corp.(e)	Jul. 15/16	10,809
200	Detour Gold Corp.(e)	Oct. 15/13	37,230
1,145	Detour Gold Corp.(e)	Oct. 15/14	160,428
110	Devon Energy Corp.	Jul. 15/67.50	330
70	Devon Energy Corp.	Jul. 15/70	350
150	Devon Energy Corp.	Oct. 15/62.50	32,100
43	Devon Energy Corp.	Oct. 15/65	5,547
145	Devon Energy Corp.	Oct. 15/70	7,105
75	Diamondback Energy Inc.	Sep. 15/77.50	27,750
100	Dow Us 09/18/15 C50	Sep. 15/50	27,800
75	E. I. du Pont de Nemours and Co.	Jul. 15/72.50	150
75	E. I. du Pont de Nemours and Co.	Oct. 15/72.50	3,000
1,117	Eldorado Gold Corp.	Jul. 15/6	2,793
1,500	Eldorado Gold Corp.	Jul. 15/8	3,750
3,817	Eldorado Gold Corp.	Oct. 15/6	9,543
2,617	Eldorado Gold Corp.	Jan. 16/6	32,713
550	Encana Corp.	Jul. 15/15	1,375
600	Encana Corp.	Oct. 15/15	4,500
450	FMC Corp.	Jul. 15/60	4,500
42	FMC Technologies Inc.	Jul. 15/40	8,400
42	FMC Technologies Inc.	Oct. 15/40	14,490
52	FMC Technologies Inc.	Oct. 15/42.50	10,920
1,030	Franco-Nevada Corp.	Jul. 15/55	7,725
1,000	Franco-Nevada Corp.	Oct. 15/52	152,390
325	Freeport-McMoRan Inc.	Aug. 15/23	3,900
87	Freeport-McMoRan Inc.	Nov. 15/21	7,308
150	Freeport-McMoRan Inc.	Nov. 15/22	9,300
88	Freeport-McMoRan Inc.	Nov. 15/25	2,200
60	Fresnillo plc(f)	Jul. 15/800	2,828
26	Fresnillo plc(f)	Aug. 15/860	817
167	Fresnillo plc(f)	Oct. 15/800	45,919
105	Fresnillo plc(f)	Dec. 15/720	81,665
59	Glencore plc(f)	Sep. 15/290	2,329
59	Glencore plc(f)	Nov. 15/290	4,658

Number of Contracts		Expiration Date/ Exercise Price	Market Value
525	Goldcorp Inc.	Jul. 15/22	$525
500	Goldcorp Inc.	Jul. 15/23	500
425	Goldcorp Inc.	Jul. 15/27	213
425	Goldcorp Inc.	Jul. 15/28	213
1,000	Goldcorp Inc.	Oct. 15/19	41,000
1,000	Goldcorp Inc.	Oct. 15/21	16,500
1,525	Goldcorp Inc.	Oct. 15/22	16,775
1,000	Goldcorp Inc.	Oct. 15/23	8,500
250	Goldcorp Inc.	Oct. 15/72.50	54,375
200	Halliburton Co.	Oct. 15/47	23,000
100	Hess Corp.	Aug. 15/75	3,650
58	Laredo Petroleum Inc.	Jul. 15/10	15,080
400	MAG Silver Corp.(e)	Jan. 16/10	30,424
100	Marathon Oil Corp.	Jul. 15/27	4,500
110	Marathon Oil Corp.	Jul. 15/32	110
220	Marathon Oil Corp.	Sep. 15/28.50	13,460
115	Marathon Oil Corp.	Oct. 15/28	10,925
110	Marathon Oil Corp.	Oct. 15/33	1,375
232	Marathon Petroleum Corp.	Jul. 15/43.75	206,480
200	Marathon Petroleum Corp.	Oct. 15/50	88,000
250	Monsanto Co.	Jul. 15/115	9,250
400	Nabors Industries Ltd.	Sep. 15/16	22,000
250	Nabors Industries Ltd.	Sep. 15/18	3,500
200	Nabors Industries Ltd.	Oct. 15/16	12,894
250	Nabors Industries Ltd.	Dec. 15/17	17,250
75	Newfield Exploration Co.	Sep. 15/36	18,938
563	Newmont Mining Corp.	Sep. 15/24	60,241
400	Newmont Mining Corp.	Sep. 15/25	28,000
900	Newmont Mining Corp.	Dec. 15/25	110,700
200	Noble Corp. plc	Sep. 15/17	9,400
200	Noble Corp. plc	Dec. 15/18	11,200
150	Noble Energy Inc.	Aug. 15/55	750
90	Noble Energy Inc.	Nov. 15/47.50	11,250
150	Noble Energy Inc.	Nov. 15/50	11,250
200	Patterson-UTI Energy Inc.	Aug. 15/24	2,000
250	Patterson-UTI Energy Inc.	Sep. 15/15	105,095
200	Patterson-UTI Energy Inc.	Nov. 15/23	12,000
274	Penn Virginia Corp.	Sep. 15/10	2,055
18	Pioneer Natural Resources Co.	Sep. 15/170	900
137	Potash Corp. Of Saskatchewan Inc.	Sep. 15/34	4,658
125	Potash Corp. Of Saskatchewan Inc.	Sep. 15/35	3,125
300	Potash Corp. Of Saskatchewan Inc.	Dec. 15/33	27,600
80	Praxair Inc.	Jul. 15/120	10,800
540	Primero Mining Corp.	Aug. 15/6	918
1,085	Primero Mining Corp.	Oct. 15/35	46,503
545	Primero Mining Corp.	Dec. 15/5	17,756
140	Randgold Resources Ltd., ADR	Sep. 15/77.50	10,500

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — June 30, 2015 (Unaudited)

Number of Contracts		Expiration Date/ Exercise Price	Market Value
	OPTIONS CONTRACTS WRITTEN (c) (Continued)
	Call Options Written (Continued)
225	Randgold Resources Ltd., ADR	Sep. 15/80	$9,000
550	Randgold Resources Ltd., ADR	Sep. 15/82.50	13,750
200	Randgold Resources Ltd., ADR	Dec. 15/80	32,000
310	Randgold Resources Ltd., ADR	Dec. 15/82.50	32,550
100	Randgold Resources Ltd., ADR	Jan. 16/82.50	13,500
100	Rio Tinto plc, ADR	Jul. 15/47.50	300
167	Rio Tinto plc, ADR	Oct. 15/47.50	8,350
150	Rio Tinto plc, ADR	Jan. 16/47.50	14,250
200	Royal Gold Inc.	Jul. 15/75	400
440	Royal Gold Inc.	Jul. 15/80	1,100
150	Royal Gold Inc.	Oct. 15/70	21,000
140	Royal Gold Inc.	Oct. 15/72.50	12,600
310	Royal Gold Inc.	Oct. 15/77.50	10,850
150	Royal Gold Inc.	Jan. 16/72.50	34,500
100	Schlumberger Ltd.	Aug. 15/90	13,500
160	Schlumberger Ltd.	Nov. 15/90	48,640
625	Sibanye Gold Ltd., ADR	Oct. 15/7.50	20,313
625	Sibanye Gold Ltd., ADR	Dec. 15/7.50	29,294
167	Silver Wheaton Corp.	Sep. 15/20	3,841
500	Silver Wheaton Corp.	Sep. 15/22	3,750
700	Silver Wheaton Corp.	Dec. 15/20	45,500
500	Silver Wheaton Corp.	Jan. 16/22	20,500
160	SM Energy Co.	Aug. 15/55	12,000
50	SM Energy Co.	Aug. 15/65	750
210	SM Energy Co.	Nov. 15/65	16,275
100	SM Energy Co.	Jan. 16/55	33,000
70	Southwestern Energy Co.	Sep. 15/26	3,360
140	State Street Corp.	Sep. 15/51	11,970
200	Suncor Energy Inc.	Sep. 15/30	8,900
109	Suncor Energy Inc.	Sep. 15/31	2,834
409	Suncor Energy Inc.	Dec. 15/30	41,309
170	Superior Energy Services Inc.	Sep. 15/22.50	14,450
170	Superior Energy Services Inc.	Dec. 15/22.50	26,775
100	Syngenta AG, ADR	Dec. 15/85	47,500
850	Tahoe Resources Inc.	Jul. 15/13.25	28,076
850	Tahoe Resources Inc.	Sep. 15/16	19,100
400	Tahoe Resources Inc.	Dec. 15/15	26,000
100	Teck Resources Ltd., Cl. B	Aug. 15/18	50
350	The Mosaic Co.	Sep. 15/47	50,621
225	The Mosaic Co.	Dec. 15/60	2,588
100	The Williams Companies Inc.	Nov. 15/57.50	43,000
88	Total SA, ADR	Aug. 15/55	2,376
32	Tullow Oil plc(f)	Oct. 15/460	5,279
135	Tullow Oil plc(f)	Nov. 15/460	30,757
190	Tyson Foods Inc., Cl. A	Jul. 15/41	51,300

Number of Contracts		Expiration Date/ Exercise Price	Market Value
190	Tyson Foods Inc., Cl. A	Aug. 15/41	$49,400
100	Tyson Foods Inc., Cl. A	Oct. 15/40	38,500
80	Valero Energy Corp.	Sep. 15/62.50	26,160
500	Weatherford International plc	Aug. 15/14	9,500
500	Weatherford International plc	Oct. 15/14	20,505
39	Whiting Petroleum Corp.	Sep. 15/38	3,822
64	Whiting Petroleum Corp.	Dec. 15/39	12,480
90	Whiting Petroleum Corp.	Jan. 16/37.50	24,525
3,150	Yamana Gold Inc.	Jul. 15/4	1,575
650	Yamana Gold Inc.	Jul. 15/5	650
3,800	Yamana Gold Inc.	Oct. 15/3.50	45,600
2,800	Yamana Gold Inc.	Dec. 15/5	7,812
1,000	Yamana Gold Inc.	Jan. 16/4	13,000
125	Zoetis Inc.	Jul. 15/46	35,625
100	Zoetis Inc.	Oct. 15/48	33,000

	TOTAL CALL OPTIONS WRITTEN (Premiums received $11,259,838)		4,753,116

	TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received $11,259,838)		$4,753,116

(a)	Securities, or a portion thereof, with a value of $83,832,274 were deposited with the broker as collateral for options written.
(b)	At June 30, 2015, $1,500,000 of the principal amount was pledged as collateral for options written.
(c)	At June 30, 2015, the Fund had written Option Contracts with Pershing LLC and Morgan Stanley.
(d)	Exercise price denoted in Euros.
(e)	Exercise price denoted in Canadian dollars.
(f)	Exercise price denoted in British pence.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt

Geographic Diversification	% of Total Investments	Market Value
North America	76.9%	$140,307,825
Europe	16.5	30,220,911
Latin America	3.4	6,267,375
South Africa	1.9	3,428,600
Asia/Pacific	1.3	2,305,983

Total Investments	100.0%	$182,530,694

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Statement of Assets and Liabilities

June 30, 2015 (Unaudited)

Assets:
Investments, at value (cost $284,425,497)	$182,530,694
Foreign currency, at value (cost $19)	19
Deposit at brokers	3,804,609
Receivable for investments sold	217,073
Dividends receivable	103,024
Deferred offering expense	81,854
Prepaid expenses	2,535

Total Assets	186,739,808

Liabilities:
Call options written (premiums received $11,259,838)	4,753,116
Payable to custodian	350,573
Payable for investments purchased	1,586,566
Payable for investment advisory fees	153,486
Payable for payroll expenses	14,767
Payable for accounting fees	11,250
Other accrued expenses	102,916

Total Liabilities	6,972,674

Net Assets (applicable to 21,050,861 shares outstanding)	$179,767,134

Net Assets Consist of:
Paid-in capital	$320,759,199
Distributions in excess of net investment income	(21,615)
Accumulated net realized loss on investments, written options, and foreign currency transactions	(45,582,344)
Net unrealized depreciation on investments	(101,894,803)
Net unrealized appreciation on written options	6,506,722
Net unrealized depreciation on foreign currency translations	(25)

Net Assets	$179,767,134

Net Asset Value per Common Share:

($179,767,134 ÷ 21,050,861 shares outstanding at $0.001 par value; unlimited number of shares authorized)	$8.54

Statement of Operations

For the Six Months Ended June 30, 2015 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $105,681)	$1,447,660
Interest	6,459

Total Investment Income	1,454,119

Expenses:
Investment advisory fees	939,253
Shareholder communications expenses	53,343
Payroll expenses.	51,813
Legal and audit fees	45,085
Trustees’ fees	40,348
Accounting fees	22,500
Custodian fees	13,279
Shareholder services fees	8,792
Miscellaneous expenses	31,409

Total Expenses	1,205,822

Expenses paid indirectly by broker (See Note 3)	(1,958)
Net Expenses	1,203,864

Net Investment Income	250,255

Net Realized and Unrealized Gain/(Loss) on Investments, Written Options, and Foreign Currency:
Net realized loss on investments	(12,322,228)
Net realized gain on written options	4,163,581
Net realized loss on foreign currency transactions	(122,539)

Net realized loss on investments, written options, and foreign currency transactions	(8,281,186)

Net change in unrealized appreciation/depreciation:
on investments	9,382,671
on written options	3,139,148
on foreign currency translations	(33)

Net change in unrealized appreciation/depreciation on investments, written options, and foreign currency translations	12,521,786

Net Realized and Unrealized Gain/(Loss) on Investments, Written Options, and Foreign Currency	4,240,600

Net Increase in Net Assets Resulting from Operations	$4,490,855

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Statement of Changes in Net Assets

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations:
Net investment income	$250,255	$501,898
Net realized loss on investments, written options, and foreign currency transactions	(8,281,186)	(15,490,101)
Net change in unrealized appreciation/depreciation on investments, written options, and foreign currency translations.	12,521,786	(7,833,968)

Net Increase/(Decrease) in Net Assets Resulting from Operations	4,490,855	(22,822,171)

Distributions to Common Shareholders:
Net investment income	(265,241)*	(482,752)
Return of capital	(8,576,121)*	(22,252,178)

Total Distributions to Common Shareholders	(8,841,362)	(22,734,930)

Net Decrease in Net Assets Attributable to Common Shareholders	(4,350,507)	(45,557,101)

Net Assets Attributable to Common Shareholders:
Beginning of year	184,117,641	229,674,742

End of period (including undistributed net investment income of $0 and $0, respectively)	$179,767,134	$184,117,641

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Financial Highlights

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012	Period Ended December 31, 2011(a)
Operating Performance:
Net asset value, beginning of year	$ 8.75		$ 10.91	$ 13.93		$ 15.06	$ 19.06 (b)
Net investment income	0.01		0.02	0.06		0.11	0.02
Net realized and unrealized gain/(loss) on investments, written options, and foreign currency transactions	0.20		(1.10)	(1.58)		0.44	(2.76)
Total from investment operations	0.21		(1.08)	(1.52)		0.55	(2.74)
Distributions to Common Shareholders:
Net investment income	(0.01	)*	(0.02)	(0.06)		(0.10)	(0.05)
Net realized short term gains	—		—	—		(1.05)	(0.86)
Net realized long term gains	—		—	—		(0.04)	—
Return of capital	(0.41	)*	(1.06)	(1.44)		(0.49)	(0.35)
Total distributions to common shareholders	(0.42)		(1.08)	(1.50)		(1.68)	(1.26)
Fund Share Transactions:
Increase/(Decrease) in net asset value from common share transactions	—		—	(0.00	)(c)	0.00 (c)	0.00 (c)
Net Asset Value, End of Period	$ 8.54		$ 8.75	$ 10.91		$ 13.93	$ 15.06
NAV total return†	2.31%		(11.25)%	(11.22)%		3.90%	(15.00)%
Market value, end of period	$ 7.65		$ 8.07	$ 10.02		$ 13.69	$ 13.44
Investment total return††	(0.30)%		(10.48)%	(16.78)%		14.25%	(27.46)%
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000’s)	$179,767		$184,118	$229,671		$290,964	$310,777
Ratio of net investment income to average net assets	0.27	%(d)	0.22%	0.51%		0.75%	0.10%
Ratio of operating expenses to average net assets	1.28	%(d)(e)	1.25%	1.22%		1.17%	1.17%
Portfolio turnover rate	34.2%		101.5%	81.5%		51.6%	37.5%

†

Based on net asset value per share, adjusted for reinvestment of distributions at the net asset value per share on the ex-dividend dates. Total return for a period of less than one year is not annualized.

††

Based on market value per share, adjusted for reinvestment of distributions at prices obtained under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	The Fund commenced investment operations on January 27, 2011.
(b)	The beginning of period NAV reflects a $0.04 reduction of costs associated with the initial public offering.
(c)	Amount represents less than $0.005 per share.
(d)	Annualized.
(e)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2015, there was no impact to the expense ratios.

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited)

1. Organization. The GAMCO Natural Resources, Gold & Income Trust (the “Fund”) is a non-diversified closed-end management investment company organized as a Delaware statutory trust on June 26, 2008 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Investment operations commenced on January 27, 2011.

The Fund’s primary investment objective is to provide a high level of current income from interest, dividends, and option premiums. The Fund’s secondary investment objective is to seek capital appreciation consistent with the Fund’s strategy and its primary objective. The Fund will attempt to achieve its objectives, under normal market conditions, by investing at least 80% of its assets in equity securities of companies principally engaged in the natural resources and gold industries. As part of its investment strategy, the Fund intends to generate current income from short term gains through an option strategy of writing (selling) covered call options of the equity securities in its portfolio. The Fund may invest in the securities of companies located anywhere in the world.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2015 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 6/30/15
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$180,671,981	—	$180,671,981
Convertible Corporate Bonds	—	$ 358,750	358,750
U.S. Government Obligations	—	1,499,963	1,499,963

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$180,671,981	$1,858,713	$182,530,694

INVESTMENTS IN SECURITIES:
LIABILITIES (Market Value):
EQUITY CONTRACTS:
Call Options Written	$ (4,111,120)	$ (641,996)	$ (4,753,116)

TOTAL INVESTMENTS IN SECURITIES – LIABILITIES	$ (4,111,120)	$ (641,996)	$ (4,753,116)

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers between Level 1 and Level 2 during the six months ended June 30, 2015. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately as, Deposit at brokers, in the Statement of Assets and Liabilities.

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

The Fund’s policy with respect to offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

The Fund’s derivative contracts held at June 30, 2015, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be received or paid on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon receipt or payment of a periodic payment or termination of swap agreements. During the six months ended June 30, 2015, the Fund held no investments in equity contract for difference swap agreements.

Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. The Fund primarily writes covered call or put options. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In the case of call options, the exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of- the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. Option positions at June 30, 2015 are reflected within the Schedule of Investments.

The Fund’s volume of activity in equity options contracts during the six months ended June 30, 2015 had an average monthly market value of approximately $8,999,707. Please refer to Note 4 for option activity during the six months ended June 30, 2015.

At June 30, 2015, the Fund’s derivative liabilities (by type) are as follows:

	Gross Amounts of Recognized Liabilities Presented in the Statement of Assets and Liabilities	Gross Amounts Available for Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities

Liabilities
Equity Written Options	$4,753,116	—	$4,753,116

The following table presents the Fund’s derivative liabilities by counterparty net of the related collateral segregated by the Fund as of June 30, 2015:

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount

Counterparty
Pershing LLC	$3,784,564	$(3,784,564)	—	—
Morgan Stanley	968,552	(968,552)	—	—
Total	$4,753,116	$(4,753,116)	—	—

As of June 30, 2015, the value of equity option positions can be found in the Statement of Assets and Liabilities, under Liabilities, Call options written. For the six months ended June 30, 2015, the effect of equity option positions can be found in the Statement of Operations, under Net Realized and Unrealized Gain/(Loss) on Investments, Written Options, and Foreign Currency, within Net realized gain on written options and Net change in unrealized appreciation/depreciation on written options.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund as of January 1, 2013. These trading restrictions permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future, the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. During the six months ended June 30, 2015, there were no short sales outstanding.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 110% of the 90 day Treasury Bill rate on outstanding balances. This amount, if any, would be included in the Statement of Operations.

Distributions to Shareholders. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Distributions during the year may be made in excess of required distributions. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board will continue to monitor the Fund’s distribution level, taking into consideration the Fund’s NAV and the financial market environment. The Fund’s distribution policy is subject to modification by the Board at any time.

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions paid during the year ended December 31, 2014 was as follows:

Distributions paid from:
Ordinary income	$482,752
Return of capital	22,252,178

Total distributions paid	$22,734,930

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

As of December 31, 2014, the components of accumulated earnings/losses on a tax basis were as follows:

Accumulated capital loss carryforwards	$(28,724,340)
Net unrealized depreciation on investments, written options, and foreign currency translations	(113,005,409)
Qualified late year loss deferral*	(3,487,930)

Total	$(145,217,679)

*

Under the current law, qualified late year losses realized after October 31 and prior to the Fund’s year end may be elected as occurring on the first day of the following year. For the year ended December 31, 2014, the Fund elected to defer $3,481,301 and $6,629, of late year long term capital losses and foreign currency losses, respectively.

At December 31, 2014, the Fund had net long term capital loss carryforwards for federal income tax purposes of $28,724,340 which are available to reduce future required distributions of net capital gains to shareholders for an unlimited period. These capital losses will retain their character as long term capital losses.

The following summarizes the tax cost of investments, written options, and the related net unrealized appreciation/depreciation at June 30, 2015:

	Cost/ Premiums	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Investments	$288,796,956	$8,933,644	$(115,199,906)	$(106,266,262)
Written options	(11,259,838)	6,506,722	—	6,506,722

		$15,440,366	$(115,199,906)	$(99,759,540)

The Fund is required to evaluate tax positions expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2015, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2015, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Agreements and Transactions with Affiliates. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund’s average weekly net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

During the six months ended June 30, 2015, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $1,958.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2015, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). For the six months ended June 30, 2015, the Fund paid or accrued $51,813 in payroll expenses in the Statement of Operations.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $3,000 plus $1,000 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended, the Audit Committee Chairman receives an annual fee of $3,000, the Nominating Committee Chairman and the Lead Trustee each receive an annual fee of $2,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2015, other than short term securities and U.S. Government obligations, aggregated $74,509,149 and $60,785,780, respectively.

Written options activity for the Fund for the six months ended June 30, 2015 was as follows:

	Number of Contracts	Premiums
Options outstanding at December 31, 2014	96,407	$10,167,506
Options written	105,578	12,144,472
Options repurchased	(16,434)	(560,527)
Options expired	(76,120)	(7,324,658)
Options exercised	(19,697)	(3,166,955)

Options outstanding at June 30, 2015	89,734	$11,259,838

5. Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Board has authorized the repurchase of its shares in the open market when the shares are trading at a discount of 10.0% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2015 and the year ended December 31, 2014, the Fund did not repurchase any shares of beneficial interest.

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

6. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

7. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

GAMCO Natural Resources, Gold & Income Trust

Board Consideration and Re-Approval of Investment Management and Investment Advisory Agreements (Unaudited)

At a recent meeting, the Board of Trustees (“Board”) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not “interested persons” of the Fund (the “Independent Board Members”). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio managers, the depth of the analyst pool available to the Adviser and the portfolio managers, the scope of supervisory, administrative, shareholder and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio managers.

Investment Performance. The Independent Board Members reviewed the performance of the Fund over the one and three year periods since commencement of operations against a group of arbitrage/options strategies and sector equity closed-end funds prepared from data supplied by Lipper. The Independent Board Members noted that the Fund’s absolute performance was in the lowest quartile for each of these periods. However the option writing strategy of the Fund had performed well and had enabled the Fund to outperform precious metals funds that did not use option strategies

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such charge and found the profitability to be below normal. The Board also noted that a portion of the Fund’s portfolio transactions was executed by the Adviser’s affiliated broker, resulting in incremental profits to the broker.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop.

Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund with similar expense ratios of the Lipper peer group of options/arbitrage strategies and sector equity closed-end funds and noted that the advisory fee includes substantially all administrative services of the Fund as well as investment advisory services of the Adviser. The Independent Board Members noted that the Fund was smaller than average within the peer group and that its expense ratios were lower than the average. The Independent Board Members also noted that the advisory fee structure was the same as that in effect for most of the Gabelli funds. The Board recognized that the Adviser and its affiliates did not manage other accounts with similar strategies that had fees lower than those charged for the Fund.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a reasonable performance record considering the Fund’s exposure to the gold and mining sectors. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were reasonable, and that economies of scale were not a significant factor in their thinking. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment management agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

AUTOMATIC DIVIDEND REINVESTMENT

AND VOLUNTARY CASH PURCHASE PLANS

Enrollment in the Plan

It is the policy of GAMCO Natural Resources, Gold & Income Trust to automatically reinvest dividends payable to common shareholders. As a “registered” shareholder you automatically become a participant in the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”). The Plan authorizes the Fund to credit common shares to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Fund. Plan participants may send their share certificates to American Stock Transfer (“AST”) to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distributions in cash must submit this request in writing to:

GAMCO Natural Resources, Gold & Income Trust

c/o American Stock Transfer

6201 15th Avenue

Brooklyn, NY 11219

Shareholders requesting this cash election must include the shareholder’s name and address as they appear on the share certificate. Shareholders with additional questions regarding the Plan or requesting a copy of the terms of the Plan, may contact AST at (888) 422-3262.

If your shares are held in the name of a broker, bank, or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of “street name” and re-registered in your own name. Once registered in your own name your distributions will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in “street name” at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.

The number of common shares distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Fund’s common shares is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued common shares valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Fund’s common shares. The valuation date is the dividend or distribution payment date or, if that date is not a NYSE Amex trading day, the next trading day. If the net asset value of the common shares at the time of valuation exceeds the market price of the common shares, participants will receive common shares from the Fund valued at market price. If the Fund should declare a dividend or capital gains distribution payable only in cash, AST will buy common shares in the open market, or on the NYSE Amex, or elsewhere, for the participants’ accounts, except that AST will endeavor to terminate purchases in the open market and cause the Fund to issue shares at net asset value if, following the commencement of such purchases, the market value of the common shares exceeds the then current net asset value.

The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.

Voluntary Cash Purchase Plan

The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Fund. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.

Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to AST for investments in the Fund’s common shares at the then current market price. Shareholders may send an amount from $250 to $10,000. AST will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. AST will charge each shareholder who participates a pro rata share of the brokerage commissions. Brokerage charges for such purchases are expected to be less than the usual brokerage charge for such transactions. It is suggested that any voluntary cash payments be sent to American Stock Transfer, 6201 15th Avenue, Brooklyn, NY 11219 such that AST receives such payments approximately 10 days before the investment date. Funds not received at least five days before the investment date shall be held for investment until the next purchase date. A payment may be withdrawn without charge if notice is received by AST at least 48 hours before such payment is to be invested.

Shareholders wishing to liquidate shares held at AST must do so in writing or by telephone. Please submit your request to the above mentioned address or telephone number. Include in your request your name, address, and account number. The cost to liquidate shares is $1.00 per transaction as well as the brokerage commission incurred. Brokerage charges are expected to be less than the usual brokerage charge for such transactions.

For more information regarding the Automatic Dividend Reinvestment Plan and Voluntary Cash Purchase Plan, brochures are available by calling (914) 921-5070 or by writing directly to the Fund.

The Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by AST on at least 90 days written notice to participants in the Plan.

GAMCO NATURAL RESOURCES, GOLD & INCOME TRUST

AND YOUR PERSONAL PRIVACY

Who are we?

The GAMCO Natural Resources, Gold & Income Trust (the “Fund”) is a closed-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

What kind of non-public information do we collect about you if you become a Fund shareholder?

When you purchase shares of the Fund on the New York Stock Exchange, you have the option of registering directly with our transfer agent in order, for example, to participate in our dividend reinvestment plan.

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●

Information about your transactions with us. This would include information about the shares that you buy or sell; it may also include information about whether you sell or exercise rights that we have issued from time to time. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GAMCO NATURAL RESOURCES, GOLD & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Gabelli/GAMCO Fund Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

Vincent Hugonnard-Roche joined GAMCO Investors, Inc. in 2000. He is Director of Quantitative Strategies, head of the Gabelli Risk Management Group, serves as a portfolio manager of Gabelli Funds, LLC, and manages several funds within the Gabelli/GAMCO Fund Complex. He received a Master’s degree in Mathematics of Decision Making from EISITI, France and an MS in Finance from ESSEC, France.

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (“NYSE”) that, as of June 9, 2015, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabeli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGNTX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares.

GAMCO NATURAL RESOURCES, GOLD
& INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

t f e	800-GABELLI (800-422-3554) 914-921-5118 info@gabelli.com

GABELLI.COM

TRUSTEES	OFFICERS

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Vincent D. Enright

Former Senior Vice President &

Chief Financial Officer,

KeySpan Corp.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

William F. Heitmann

Former Senior Vice President

of Finance,

Verizon Communications, Inc.

Michael J. Melarkey

Partner,

Avansino, Melarkey, Knobel,

Mulligan & McKenzie

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

Bruce N. Alpert

President

Andrea R. Mango

Secretary & Vice President

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

Carter W. Austin

Vice President

Molly A.F. Marion

Vice President & Ombudsman

David I. Schachter

Vice President & Ombudsman

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

The Bank of New York Mellon

COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

TRANSFER AGENT AND REGISTRAR

American Stock Transfer and

Trust Company

GNT Q2/2015

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 01/01/15 through 01/31/15	Common – N/A Preferred Series – N/A	Common – N/A Preferred Series – N/A	Common – N/A Preferred Series – N/A	Common – 21,050,861 Preferred Series – N/A
Month #2 02/01/15 through 02/28/15	Common – N/A Preferred Series – N/A	Common – N/A Preferred Series – N/A	Common – N/A Preferred Series – N/A	Common – 21,050,861 Preferred Series – N/A
Month #3 03/01/15 through 03/31/15	Common – N/A Preferred Series – N/A	Common – N/A Preferred Series – N/A	Common – N/A Preferred Series – N/A	Common – 21,050,861 Preferred Series – N/A
Month #4 04/01/15 through 04/30/15	Common – N/A Preferred Series – N/A	Common – N/A Preferred Series – N/A	Common – N/A Preferred Series – N/A	Common – 21,050,861 Preferred Series – N/A
Month #5 05/01/15 through 05/31/15	Common – N/A Preferred Series – N/A	Common – N/A Preferred Series – N/A	Common – N/A Preferred Series – N/A	Common – 21,050,861 Preferred Series – N/A
Month #6 06/01/15 through 06/30/15	Common – N/A Preferred Series – N/A	Common – N/A Preferred Series – N/A	Common – N/A Preferred Series – N/A	Common – 21,050,861 Preferred Series – N/A
Total	Common – N/A Preferred Series – N/A	Common – N/A Preferred Series – N/A	Common – N/A Preferred Series – N/A	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.	The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs quarterly in the Fund’s quarterly report in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.	The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 10% or more from the net asset value of the shares.

Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value of $25.00.

c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.

d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.

e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GAMCO Natural Resources, Gold & Income Trust

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/3/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/3/2015

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	9/3/2015

* Print the name and title of each signing officer under his or her signature.